Financial Instruments - Liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Cash and cash equivalents	€ 529,577	€ 547,979
Liquidity risk
Financial instruments
Cash and cash equivalents	529,577	547,979
Undrawn borrowing facilities	615,328	987,340
Liquidity risk | Revolving credit facility
Financial instruments
Undrawn borrowing facilities	€ 544,729	€ 937,559